FPA New Income Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES — 91.4%
	ASSET-BACKED SECURITIES — 23.6%
	AUTO — 6.2%
	Ally Auto Receivables Trust
$8,996,000	Series 2023-1, Class A4, 5.270%, 11/15/2028	$9,057,233
	BMW Vehicle Owner Trust
6,776,000	Series 2023-A, Class A4, 5.250%, 11/26/2029	6,820,260
	CarMax Auto Owner Trust
21,176,000	Series 2023-2, Class A4, 5.010%, 11/15/2028	21,260,433
10,892,000	Series 2023-1, Class A4, 4.650%, 1/16/2029	10,907,739
20,637,000	Series 2023-3, Class A4, 5.260%, 2/15/2029	20,784,396
	Ford Credit Auto Owner Trust
14,487,000	Series 2023-A, Class A4, 4.560%, 12/15/2028	14,502,358
7,137,000	Series 2023-B, Class A4, 5.060%, 2/15/2029	7,174,003
	GM Financial Consumer Automobile Receivables Trust
15,767,000	Series 2023-1, Class A4, 4.590%, 7/17/2028	15,789,972
13,758,000	Series 2023-3, Class A4, 5.340%, 12/18/2028	13,871,143
	GM Financial Revolving Receivables Trust
38,305,000	Series 2021-1, Class A, 1.170%, 6/12/2034(a)	38,093,081
49,942,000	Series 2023-1, Class A, 5.120%, 4/11/2035(a)	50,421,843
12,704,000	Series 2023-2, Class A, 5.770%, 8/11/2036(a)	13,048,531
64,237,000	Series 2024-1, Class A, 4.980%, 12/11/2036(a)	65,017,614
	Hyundai Auto Receivables Trust
10,743,000	Series 2023-B, Class A4, 5.310%, 8/15/2029	10,824,243
	Mercedes-Benz Auto Receivables Trust
10,006,000	Series 2023-1, Class A4, 4.310%, 4/16/2029	10,006,346
8,831,000	Series 2024-1, Class A4, 4.790%, 7/15/2031	8,870,154
	Nissan Auto Receivables Owner Trust
13,366,000	Series 2022-B, Class A4, 4.450%, 11/15/2029	13,376,503
15,538,000	Series 2023-A, Class A4, 4.850%, 6/17/2030	15,590,678
	Porsche Financial Auto Securitization Trust
17,279,000	Series 2023-1A, Class A4, 4.720%, 6/23/2031(a)	17,310,790
	SFS Auto Receivables Securitization Trust
8,951,000	Series 2023-1A, Class A4, 5.470%, 12/20/2029(a)	9,018,392
9,026,000	Series 2026-1A, Class A4, 4.070%, 1/20/2032(a)	8,864,614
5,515,000	Series 2026-2A, Class A4, 4.690%, 5/20/2033(a)	5,546,612
	Toyota Auto Loan Extended Note Trust
54,519,000	Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	54,284,312
43,813,000	Series 2023-1A, Class A, 4.930%, 6/25/2036(a)	44,152,481
56,286,000	Series 2024-1A, Class A, 5.160%, 11/25/2036(a)	57,245,778
32,665,000	Series 2026-1A, Class A, 4.580%, 4/25/2039(a)	32,607,869
	Toyota Auto Receivables Owner Trust
16,189,000	Series 2023-A, Class A4, 4.420%, 8/15/2028	16,195,448
19,879,000	Series 2023-B, Class A4, 4.660%, 9/15/2028	19,930,767
25,523,000	Series 2023-C, Class A4, 5.010%, 2/15/2029	25,722,822

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	AUTO (Continued)
	Volkswagen Auto Loan Enhanced Trust
$11,637,000	Series 2023-1, Class A4, 5.010%, 1/22/2030	$11,683,112
	World Omni Auto Receivables Trust
14,612,000	Series 2023-A, Class A4, 4.660%, 5/15/2029	14,631,690
21,627,000	Series 2023-B, Class A4, 4.680%, 5/15/2029	21,663,602
10,417,000	Series 2023-C, Class A4, 5.030%, 11/15/2029	10,469,078
		694,743,897
	COLLATERALIZED LOAN OBLIGATION — 2.4%
	Cerberus Loan Funding LLC
51,840,000	Series 2023-2A, Class A1, 6.223% (3-Month Term SOFR+255 basis points), 7/15/2035(a),(b)	51,993,550
52,569,000	Series 2023-4A, Class A, 6.098% (3-Month Term SOFR+242.5 basis points), 10/15/2035(a),(b)	52,924,787
	Fortress Credit Opportunities Ltd.
82,399,264	Series 2017-9A, Class A1TR, 5.485% (3-Month Term SOFR+181.161 basis points), 10/15/2033(a),(b)	82,465,100
	Golub Capital Partners Ltd.
43,478,000	Series 2023-67A, Class A1, 6.148% (3-Month Term SOFR+250 basis points), 5/9/2036(a),(b)	43,566,652
41,996,000	Series 2019-46A, Class A1R, 5.485% (3-Month Term SOFR+181 basis points), 4/20/2037(a),(b)	42,028,757
		272,978,846
	EQUIPMENT — 8.9%
	Avis Budget Rental Car Funding AESOP LLC
48,017,000	Series 2023-6A, Class A, 5.810%, 12/20/2029(a)	49,083,846
34,038,000	Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	35,017,025
14,768,000	Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	14,975,786
57,519,000	Series 2024-3A, Class A, 5.230%, 12/20/2030(a)	58,224,425
14,596,000	Series 2026-2A, Class A, 4.600%, 8/20/2032(a)	14,313,538
	Barings Equipment Finance LLC
4,947,000	Series 2026-A, Class A4, 4.240%, 11/13/2045(a)	4,861,873
	CNH Equipment Trust
7,414,000	Series 2022-B, Class A4, 3.910%, 3/15/2028	7,402,769
6,738,000	Series 2023-A, Class A4, 4.770%, 10/15/2030	6,757,143
17,009,000	Series 2023-B, Class A4, 5.460%, 3/17/2031	17,233,216
8,891,000	Series 2026-B, Class A4, 4.740%, 11/15/2033	8,925,649
	Enterprise Fleet Financing
12,165,000	Series 2026-2, Class A4, 4.590%, 1/20/2033(a)	12,141,912
	Enterprise Fleet Financing LLC
37,963,000	Series 2023-2, Class A3, 5.500%, 4/22/2030(a)	38,202,987
34,823,000	Series 2023-3, Class A3, 6.410%, 6/20/2030(a)	35,517,099

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	EQUIPMENT (Continued)
$11,576,000	Series 2024-4, Class A4, 4.700%, 6/20/2031(a)	$11,593,998
19,554,000	Series 2025-4, Class A4, 4.280%, 6/20/2032(a)	19,335,770
22,250,000	Series 2026-1, Class A4, 4.290%, 9/20/2032(a)	22,041,253
	Ford Credit Floorplan Master Owner Trust
83,977,000	Series 2018-4, Class A, 4.060%, 11/15/2030	83,188,599
46,054,000	Series 2024-2, Class A, 5.240%, 4/15/2031(a)	46,928,837
27,030,000	Series 2024-4, Class A, 4.400%, 9/15/2031(a)	26,892,763
23,681,000	Series 2026-2, Class A, 4.600%, 5/15/2033	23,701,771
	GMF Floorplan Owner Revolving Trust
18,848,000	Series 2023-2, Class A, 5.340%, 6/15/2030(a)	19,130,999
46,933,000	Series 2024-2A, Class A, 5.060%, 3/15/2031(a)	47,546,527
16,145,000	Series 2026-2A, Class A, 4.770%, 5/16/2033(a)	16,260,700
	GreatAmerica Leasing Receivables Funding LLC
16,501,000	Series 2023-1, Class A4, 5.060%, 3/15/2030(a)	16,592,853
8,123,000	Series 2025-2, Class A4, 4.290%, 9/15/2032(a)	8,043,607
6,216,000	Series 2026-1, Class A4, 4.960%, 5/16/2033(a)	6,268,186
	Hertz Vehicle Financing LLC
18,873,000	Series 2022-2A, Class A, 2.330%, 6/26/2028(a)	18,515,377
	John Deere Owner Trust
15,675,000	Series 2023-A, Class A4, 5.010%, 12/17/2029	15,716,089
11,706,000	Series 2023-B, Class A4, 5.110%, 5/15/2030	11,762,995
15,742,000	Series 2023-C, Class A4, 5.390%, 8/15/2030	15,872,725
	Kubota Credit Owner Trust
12,897,000	Series 2023-2A, Class A4, 5.230%, 6/15/2028(a)	12,964,611
9,456,000	Series 2023-1A, Class A4, 5.070%, 2/15/2029(a)	9,482,385
	M&T Equipment Notes
9,785,000	Series 2023-1A, Class A4, 5.750%, 7/15/2030(a)	9,837,366
17,531,000	Series 2024-1A, Class A4, 4.940%, 8/18/2031(a)	17,602,453
	MMAF Equipment Finance LLC
24,567,000	Series 2023-A, Class A4, 5.500%, 12/13/2038(a)	24,874,670
7,081,000	Series 2020-A, Class A5, 1.560%, 10/9/2042(a)	6,911,960
29,990,727	Series 2024-A, Class A4, 5.100%, 7/13/2049(a)	30,435,603
16,651,000	Series 2025-A, Class A4, 5.020%, 6/13/2050(a)	16,827,161
23,763,000	Series 2025-B, Class A4, 4.290%, 9/13/2050(a)	23,413,758
	Prop 2017-1A
5,339,837	5.300%, 3/15/2042(c),(d)	5,099,544
	Verizon Master Trust
85,708,000	Series 2024-2, Class A, 4.830%, 12/22/2031(a)	86,420,139
31,930,000	Series 2024-7, Class A, 4.350%, 8/20/2032(a)	31,723,569
	Volvo Financial Equipment LLC
4,788,000	Series 2025-2A, Class A4, 4.060%, 6/15/2033(a)	4,725,151
		992,368,687

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER — 6.1%
	American Tower Trust 1
$77,012,000	5.490%, 3/15/2028(a)	$77,498,562
	Brazos Securitization LLC
6,881,996	5.014%, 9/1/2031(a)	6,925,392
	Centerpoint Energy Restoration Bond Co. II LLC
56,953,572	4.255%, 12/15/2035	55,970,439
	Cleco Securitization LLC
14,466,152	4.016%, 3/1/2031	14,238,308
	Consumers 2023 Securitization Funding LLC
22,847,000	5.210%, 9/1/2031	23,186,660
	DTE Electric Securitization Funding II LLC
22,782,420	5.970%, 3/1/2033	23,722,194
	Duke Energy Carolinas Nc Storm Funding II LLC
30,094,000	4.226%, 7/1/2037	29,452,661
	Golub Capital Partners Funding Ltd.
5,511,555	Series 2020-1A, Class A2, 3.208%, 1/22/2029(a)	5,323,374
20,713,631	Series 2021-1A, Class A2, 2.773%, 4/20/2029(a)	19,203,442
45,964,981	Series 2021-2A, Class A, 2.944%, 10/19/2029(a)	42,307,318
	Kansas Gas Service Securitization I LLC
38,430,624	5.486%, 8/1/2032	39,242,344
	Oklahoma Development Finance Authority
20,386,904	4.135%, 12/1/2033	20,272,526
7,854,317	4.285%, 2/1/2034	7,835,058
17,401,075	3.877%, 5/1/2037	17,051,200
	PG&E Recovery Funding LLC
29,285,358	5.045%, 7/15/2032	29,834,459
10,858,401	4.838%, 6/1/2033	10,888,652
	PG&E Wildfire Recovery Funding LLC
33,054,474	4.022%, 6/1/2031	32,410,646
	SBA Tower Trust
14,427,000	1.631%, 11/15/2026(a)	14,234,728
17,196,000	2.328%, 1/15/2028(a)	16,500,616
12,423,000	6.599%, 1/15/2028(a)	12,554,345
	SCE Recovery Funding LLC
73,845,000	4.453%, 3/15/2036	72,552,713
	SpringCastle America Funding LLC
5,957,549	Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	5,569,706
	Texas Electric Market Stabilization Funding N LLC
27,673,243	4.265%, 8/1/2036(a)	27,199,953
	Texas Natural Gas Securitization Finance Corp.
6,769,926	5.102%, 4/1/2035	6,861,027
	VCP RRL Ltd.
11,423,167	Series 2021-1A, Class A, 2.152%, 10/20/2031(a)	10,877,436

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
	Virginia Power Fuel Securitization LLC
$58,246,000	4.877%, 5/1/2031	$58,391,615
	WEPCo Environmental Trust Finance LLC
7,389,044	Series 2021-1, Class A, 1.578%, 12/15/2035	6,521,997
		686,627,371
	TOTAL ASSET-BACKED SECURITIES
	(Cost $2,636,989,647)	2,646,718,801
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.8%
	AGENCY — 11.2%
	Federal Home Loan Mortgage Corp.
40,307,511	Series K062, Class A2, 3.413%, 12/25/2026	40,087,536
16,269,816	Series K063, Class A2, 3.430%, 1/25/2027(b)	16,185,293
9,702,802	Series K065, Class A2, 3.243%, 4/25/2027	9,616,214
7,113,066	Series K066, Class A2, 3.117%, 6/25/2027	7,035,765
8,509,735	Series K068, Class A2, 3.244%, 8/25/2027	8,403,136
12,338,034	Series K072, Class A2, 3.444%, 12/25/2027	12,172,590
29,086,020	Series K073, Class A2, 3.350%, 1/25/2028	28,640,408
16,051,256	Series K076, Class A2, 3.900%, 4/25/2028	15,899,161
4,086,000	Series K077, Class A2, 3.850%, 5/25/2028(b)	4,040,875
30,559,000	Series K079, Class A2, 3.926%, 6/25/2028	30,223,646
25,020,308	Series K080, Class A2, 3.926%, 7/25/2028(b)	24,741,842
62,664,000	Series K081, Class A2, 3.900%, 8/25/2028(b)	61,908,824
46,777,000	Series K082, Class A2, 3.920%, 9/25/2028(b)	46,215,419
24,028,000	Series K083, Class A2, 4.050%, 9/25/2028(b)	23,796,757
68,841,723	Series K084, Class A2, 3.780%, 10/25/2028(b)	67,812,587
27,924,000	Series K085, Class A2, 4.060%, 10/25/2028(b)	27,663,343
27,195,714	Series K089, Class A2, 3.563%, 1/25/2029	26,616,500
4,691,000	Series K088, Class A2, 3.690%, 1/25/2029	4,604,423
43,626,000	Series K090, Class A2, 3.422%, 2/25/2029	42,455,741
25,293,822	Series K091, Class A2, 3.505%, 3/25/2029	24,615,176
2,376,000	Series K092, Class A2, 3.298%, 4/25/2029	2,304,316
4,248,463	Series K093, Class A2, 2.982%, 5/25/2029	4,093,176
84,442,000	Series K095, Class A2, 2.785%, 6/25/2029	80,531,947
71,380,000	Series K094, Class A2, 2.903%, 6/25/2029	68,387,258
40,814,000	Series K097, Class A2, 2.508%, 7/25/2029	38,597,743
91,996,000	Series K096, Class A2, 2.519%, 7/25/2029	87,147,332
19,173,000	Series K099, Class A2, 2.595%, 9/25/2029	18,095,713
49,942,000	Series K101, Class A2, 2.524%, 10/25/2029	46,998,633
33,400,000	Series K102, Class A2, 2.537%, 10/25/2029	31,521,440
47,045,000	Series K103, Class A2, 2.651%, 11/25/2029	44,396,098
4,756,000	Series K107, Class A2, 1.639%, 1/25/2030	4,348,405
3,071,000	Series K105, Class A2, 1.872%, 1/25/2030	2,807,680

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY (Continued)
$11,740,000	Series K106, Class A2, 2.069%, 1/25/2030	$10,814,360
16,200,000	Series K104, Class A2, 2.253%, 1/25/2030	15,128,590
9,186,000	Series K108, Class A2, 1.517%, 3/25/2030	8,293,560
61,806,000	Series K751, Class A2, 4.412%, 3/25/2030	61,680,905
17,591,000	Series K109, Class A2, 1.558%, 4/25/2030	15,847,836
22,485,000	Series K151, Class A3, 3.511%, 4/25/2030	21,724,584
1,742,000	Series K111, Class A2, 1.350%, 5/25/2030	1,553,346
9,465,000	Series K114, Class A2, 1.366%, 6/25/2030	8,411,672
3,768,000	Series K116, Class A2, 1.378%, 7/25/2030	3,346,336
18,741,000	Series K752, Class A2, 4.284%, 7/25/2030	18,599,683
61,809,000	Series K117, Class A2, 1.406%, 8/25/2030	54,867,040
15,691,000	Series K120, Class A2, 1.500%, 10/25/2030	13,902,333
75,127,967	Series K754, Class A2, 4.940%, 11/25/2030(b)	76,403,159
		1,262,538,381
	AGENCY STRIPPED — 0.2%
	Government National Mortgage Association
7,486,657	Series 2014-77, Class IO, 0.457%, 12/16/2047(b)	45,327
11,232,062	Series 2012-150, Class IO, 0.427%, 11/16/2052(b)	142,120
10,737,251	Series 2012-114, Class IO, 0.639%, 1/16/2053(b)	142,627
29,304,546	Series 2012-125, Class IO, 0.159%, 2/16/2053(b)	166,245
17,920,558	Series 2012-79, Class IO, 0.420%, 3/16/2053(b)	194,368
9,600,804	Series 2013-45, Class IO, 0.026%, 12/16/2053(b)	455
5,896,951	Series 2013-125, Class IO, 0.262%, 10/16/2054(b)	90,177
19,637,595	Series 2014-157, Class IO, 0.175%, 5/16/2055(b)	96,603
18,891,912	Series 2014-153, Class IO, 0.234%, 4/16/2056(b)	114,523
3,782,125	Series 2014-138, Class IO, 0.450%, 4/16/2056(b)	51,863
30,336,875	Series 2014-175, Class IO, 0.463%, 4/16/2056(b)	374,242
46,544,187	Series 2014-187, Class IO, 0.548%, 5/16/2056(b)	804,679
4,312,638	Series 2015-41, Class IO, 0.160%, 9/16/2056(b)	25,663
1,290,196	Series 2015-108, Class IO, 0.341%, 10/16/2056(b)	5,086
10,547,994	Series 2014-110, Class IO, 0.111%, 1/16/2057(b)	43,994
25,860,715	Series 2015-19, Class IO, 0.292%, 1/16/2057(b)	311,934
9,625,036	Series 2015-7, Class IO, 0.488%, 1/16/2057(b)	202,207
41,943,108	Series 2015-169, Class IO, 0.245%, 7/16/2057(b)	375,043
7,194,810	Series 2015-150, Class IO, 0.367%, 9/16/2057(b)	97,221
28,085,822	Series 2016-125, Class IO, 0.816%, 12/16/2057(b)	867,349
23,835,866	Series 2016-65, Class IO, 0.459%, 1/16/2058(b)	457,448
78,067,720	Series 2016-106, Class IO, 0.969%, 9/16/2058(b)	2,991,149
31,633,734	Series 2020-43, Class IO, 1.239%, 11/16/2061(b)	2,585,492
45,248,119	Series 2020-71, Class IO, 1.056%, 1/16/2062(b)	2,764,687
90,041,382	Series 2020-75, Class IO, 0.877%, 2/16/2062(b)	5,006,715

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY STRIPPED (Continued)
$119,460,162	Series 2020-42, Class IO, 0.939%, 3/16/2062(b)	$7,583,689
		25,540,906
	NON-AGENCY — 2.4%
	BANK5
31,134,000	Series 2025-5YR18, Class A3, 5.145%, 12/15/2058	31,322,439
	BBCMS Trust
3,346,437	Series 2015-SRCH, Class A1, 3.312%, 8/10/2035(a)	3,305,621
9,736,000	Series 2025-5C36, Class A3, 5.517%, 8/15/2058	9,940,267
	Benchmark Mortgage Trust
17,340,000	Series 2024-V11, Class A3, 5.909%, 11/15/2057(b)	17,846,983
	BMO Mortgage Trust
17,350,000	Series 2024-5C7, Class A3, 5.566%, 11/15/2057(b)	17,673,817
8,363,000	Series 2024-5C8, Class A3, 5.625%, 12/15/2057(b)	8,548,281
15,541,000	Series 2025-5C13, Class A3, 5.227%, 12/15/2058	15,683,059
	Progress Residential Trust
13,577,698	Series 2021-SFR11, Class A, 2.283%, 1/17/2039(a)	12,781,216
46,961,053	Series 2021-SFR10, Class A, 2.393%, 12/17/2040(a)	44,325,247
15,971,244	Series 2024-SFR3, Class A, 3.000%, 6/17/2041(a)	15,157,010
27,138,582	Series 2024-SFR4, Class A, 3.100%, 7/17/2041(a)	25,750,072
13,162,240	Series 2024-SFR5, Class A, 3.000%, 8/17/2041(a)	12,401,408
21,820,091	Series 2025-SFR2, Class A, 3.305%, 4/17/2042(a)	20,593,487
16,479,000	Series 2025-SFR3, Class A, 3.390%, 7/17/2042(a)	15,517,732
14,804,000	Series 2025-SFR6, Class A, 4.000%, 12/17/2042(a)	14,203,234
		265,049,873
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,563,691,024)	1,553,129,160
	CORPORATE BANK DEBT — 0.2%
	Capstone Acquisition Holdings, Inc. Term Loan
19,023,732	8.244% (1-Month Term SOFR+460 basis points), 11/12/2029(c),(d),(e)	19,388,798
	JC Penney Corp., Inc.
26,302,796	5.568% (3-Month USD Libor+425 basis points), 6/23/2027*,(b),(c),(d),(e),(f)	2,630
	Lealand Finance Company B.V. Senior Exit LC
8,942,165	4.750%, 6/30/2027(c),(d),(e),(g),(h)	(447,108)
	McDermott Technology Americas, Inc.
362,690	7.758% (1-Month Term SOFR+400 basis points), 12/31/2027(b),(c),(d),(e)	344,555
	TOTAL CORPORATE BANK DEBT
	(Cost $19,153,773)	19,288,875
	CORPORATE BONDS — 1.4%
	FINANCIALS — 1.4%
	Apollo Debt Solutions BDC Senior Notes
26,023,000	8.620%, 9/28/2028(c),(d)	26,023,000

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Blue Owl Credit Income Corp.
$22,579,000	7.950%, 6/13/2028	$23,345,397
	Hlend Senior Notes
42,500,000	8.170%, 3/15/2028(c),(d)	42,500,000
	HPS Corporate Lending Fund
24,864,000	6.750%, 1/30/2029	25,288,664
	Oaktree Strategic Credit Fund
27,351,000	8.400%, 11/14/2028	28,662,735
	OCREDIT BDC Senior Notes
12,891,000	7.770%, 3/7/2029(c),(d)	12,891,000
		158,710,796
	TOTAL CORPORATE BONDS
	(Cost $155,679,437)	158,710,796
	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 21.0%
	AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 1.0%
	Fannie Mae REMICS
50,850,606	Series 2026-21, Class A, 2.000%, 9/25/2045	45,345,880
	Federal National Mortgage Association
110,296	Series 2010-43, Class MK, 5.500%, 5/25/2040	110,901
5,096,237	Series 3810, Class PE, 4.000%, 2/15/2041	4,954,302
568,499	Series 2012-144, Class PD, 3.500%, 4/25/2042	560,734
362,012	Series 2013-93, Class PJ, 3.000%, 7/25/2042	351,650
51,281,574	Series 2024-70, Class EC, 3.000%, 11/25/2047	47,693,556
	GS Mortgage-Backed Securities Trust
14,265,915	Series 2024-95, Class AB, 2.500%, 6/20/2045	13,029,149
		112,046,172
	AGENCY POOL ADJUSTABLE RATE — 1.3%
	Fannie Mae Pool
2,612,966	1.732% (30-Day SOFR Average+211 basis points), 7/1/2051(b)	2,378,311
21,198,068	1.966% (30-Day SOFR Average+207.481 basis points), 8/1/2051(b)	19,440,532
1,702,980	1.603% (30-Day SOFR Average+209.3 basis points), 9/1/2051(b)	1,539,332
20,103,625	1.886% (30-Day SOFR Average+233.488 basis points), 4/1/2052(b)	18,245,903
	Freddie Mac Non Gold Pool
8,258,915	1.668% (30-Day SOFR Average+213 basis points), 9/1/2051(b)	7,466,351
9,911,613	2.554% (30-Day SOFR Average+213 basis points), 3/1/2052(b)	9,153,849
6,693,516	2.513% (30-Day SOFR Average+214 basis points), 5/1/2052(b)	6,172,067
70,605,446	2.152% (30-Day SOFR Average+217.836 basis points), 7/1/2052(b)	64,194,867
8,560,535	3.313% (30-Day SOFR Average+222.213 basis points), 11/1/2052(b)	8,140,335
10,412,759	2.158% (30-Day SOFR Average+217.928 basis points), 5/1/2053(b)	9,469,085
		146,200,632

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL FIXED RATE — 13.2%
	Fannie Mae Pool
$12,138,927	1.500%, 12/1/2035	$10,895,983
13,648,035	1.000%, 4/1/2036	11,827,986
21,220,507	1.000%, 9/1/2036	18,331,821
13,167,506	1.000%, 11/1/2036	11,325,658
84,882,234	1.000%, 12/1/2036	73,010,062
119,812,713	1.000%, 3/1/2037	103,054,941
10,444,162	2.000%, 6/1/2040	9,107,224
3,907,053	2.000%, 9/1/2040	3,403,407
4,248,041	2.000%, 10/1/2040	3,698,539
12,291,186	2.000%, 10/1/2040	10,698,168
3,110,250	1.500%, 11/1/2040	2,630,531
20,259,102	2.000%, 11/1/2040	17,628,059
12,783,266	1.500%, 12/1/2040	10,803,211
15,185,826	2.000%, 12/1/2040	13,204,683
4,364,588	1.500%, 1/1/2041	3,685,776
12,179,056	1.500%, 2/1/2041	10,276,889
14,240,502	1.500%, 5/1/2041	11,983,129
13,538,564	2.500%, 5/1/2041	12,116,491
8,081,309	2.000%, 7/1/2041	6,994,274
55,646,569	2.000%, 9/1/2041	48,377,346
54,316,037	1.500%, 10/1/2041	45,519,246
80,193,211	1.500%, 11/1/2041	67,160,459
5,875,728	1.500%, 12/1/2041	4,917,167
5,407,847	1.500%, 3/1/2042	4,531,843
17,325,257	1.500%, 3/1/2042	14,619,289
26,907,000	1.500%, 3/1/2042	22,584,237
40,023,796	1.500%, 3/1/2042	33,569,894
48,719,674	1.500%, 3/1/2042	40,824,276
19,179,829	2.000%, 8/1/2042	16,562,580
54,052,274	2.000%, 8/1/2042	46,509,517
26,590,558	3.500%, 4/1/2044	24,826,987
35,432,606	4.000%, 6/1/2045	34,220,329
61,378,348	4.000%, 3/1/2046	59,303,754
7,525,341	4.000%, 7/1/2046	7,265,131
8,652,379	4.000%, 10/1/2046	8,351,017
4,770,066	4.000%, 10/1/2046	4,607,592
7,200,079	4.000%, 3/1/2048	6,944,791
64,736,212	4.000%, 1/1/2049	62,440,776
31,204,904	4.500%, 1/1/2050	30,897,174
27,105,014	4.500%, 1/1/2050	26,840,090
	Freddie Mac Pool
171,276	2.500%, 8/1/2028	168,401
5,257,495	1.000%, 7/1/2036	4,541,532

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL FIXED RATE (Continued)
$7,955,704	1.000%, 10/1/2036	$6,886,944
16,697,688	2.000%, 6/1/2040	14,561,299
3,659,113	2.000%, 8/1/2040	3,188,981
2,586,480	4.000%, 10/1/2040	2,499,690
9,691,189	1.500%, 11/1/2040	8,196,663
2,315,149	4.000%, 11/1/2040	2,238,503
5,476,889	2.000%, 12/1/2040	4,758,916
3,635,290	4.000%, 12/1/2040	3,511,805
3,599,312	1.500%, 2/1/2041	3,041,841
30,411,627	1.500%, 3/1/2041	25,641,873
81,122,894	1.500%, 3/1/2041	68,395,977
22,948,324	1.500%, 4/1/2041	19,334,250
71,223,183	1.500%, 5/1/2041	59,921,723
66,390,731	1.500%, 6/1/2041	55,853,838
10,002,348	1.500%, 7/1/2041	8,400,227
6,359,720	2.000%, 8/1/2041	5,497,929
10,564,440	1.500%, 10/1/2041	8,846,623
3,866,689	1.500%, 11/1/2041	3,252,781
15,498,745	1.500%, 11/1/2041	12,969,991
59,677,341	1.500%, 12/1/2041	49,909,933
28,507,663	1.500%, 12/1/2041	24,036,442
4,780,712	1.500%, 1/1/2042	4,012,364
33,674,507	1.500%, 1/1/2042	28,221,479
34,479,832	2.000%, 5/1/2042	29,755,171
23,418,027	2.000%, 8/1/2042	20,197,700
17,332,552	2.000%, 8/1/2042	14,985,838
38,594,967	4.500%, 12/1/2045	38,219,615
		1,486,598,656
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 5.5%
	Citigroup Mortgage Loan Trust
1,375,105	Series 2014-A, Class A, 4.000%, 1/25/2035(a),(b)	1,339,845
	GS Mortgage-Backed Securities Trust
9,091,737	Series 2021-PJ4, Class A8, 2.500%, 9/25/2051(a),(b)	8,125,676
34,970,764	Series 2021-PJ5, Class A8, 2.500%, 10/25/2051(a),(b)	31,228,893
34,075,586	Series 2021-PJ6, Class A8, 2.500%, 11/25/2051(a),(b)	30,341,406
26,318,444	Series 2021-PJ7, Class A8, 2.500%, 1/25/2052(a),(b)	23,421,236
9,040,663	Series 2021-PJ10, Class A8, 2.500%, 3/25/2052(a),(b)	8,028,452
5,531,099	Series 2022-PJ1, Class A8, 2.500%, 5/28/2052(a),(b)	4,899,377
12,416,326	Series 2022-PJ2, Class A24, 3.000%, 6/25/2052(a),(b)	11,217,517
9,238,928	Series 2022-PJ3, Class A22, 2.500%, 8/25/2052(a),(b)	8,201,741
4,775,562	Series 2022-PJ3, Class A24, 3.000%, 8/25/2052(a),(b)	4,314,066
31,072,198	Series 2022-PJ4, Class A22, 2.500%, 9/25/2052(a),(b)	27,382,440

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION (Continued)
$5,804,233	Series 2022-PJ4, Class A24, 3.000%, 9/25/2052(a),(b)	$5,228,721
72,902,350	Series 2022-PJ5, Class A22, 2.500%, 10/25/2052(a),(b)	63,954,760
45,469,185	Series 2022-PJ6, Class A15, 2.500%, 1/25/2053(a),(b)	40,149,981
	J.P. Morgan Mortgage Trust
4,570,371	Series 2021-6, Class A4, 2.500%, 10/25/2051(a),(b)	4,091,686
9,887,821	Series 2021-7, Class A4, 2.500%, 11/25/2051(a),(b)	8,838,695
14,448,293	Series 2021-10, Class A4A, 2.000%, 12/25/2051(a),(b)	12,592,364
38,843,075	Series 2021-10, Class A4, 2.500%, 12/25/2051(a),(b)	34,581,085
10,422,304	Series 2021-8, Class A4, 2.500%, 12/25/2051(a),(b)	9,318,627
48,373,599	Series 2021-11, Class A4, 2.500%, 1/25/2052(a),(b)	43,175,140
54,422,402	Series 2021-13, Class A4, 2.500%, 4/25/2052(a),(b)	48,635,064
3,069,036	Series 2021-15, Class A4, 2.500%, 6/25/2052(a),(b)	2,725,845
2,779,085	Series 2022-3, Class A4A, 2.500%, 8/25/2052(a),(b)	2,465,361
5,106,134	Series 2022-4, Class A4, 3.000%, 10/25/2052(a),(b)	4,604,332
25,289,264	Series 2024-3, Class A4, 3.000%, 5/25/2054(a),(b)	22,808,220
24,289,629	Series 2025-1, Class A4, 3.655%, 1/25/2063(a),(b)	22,499,099
	OBX Trust
2,210,955	Series 2021-J3, Class A4, 2.500%, 10/25/2051(a),(b)	1,971,070
35,405,775	Series 2022-J1, Class A3, 3.000%, 2/25/2052(a),(b)	31,873,351
	Pretium Mortgage Credit Partners LLC
6,734,749	Series 2024-RPL1, Class A1, 3.900%, 10/25/2063(a),(b)	6,363,286
	Sequoia Mortgage Trust
3,448,860	Series 2021-4, Class A4, 2.500%, 6/25/2051(a),(b)	3,080,484
4,133,025	Series 2021-5, Class A4, 2.500%, 7/25/2051(a),(b)	3,688,220
3,971,046	Series 2022-1, Class A4, 2.500%, 2/25/2052(a),(b)	3,515,579
44,930,002	Series 2025-S1, Class A4, 2.500%, 9/25/2054(a),(b)	39,716,383
	Towd Point Mortgage Trust
5,685,730	Series 2020-4, Class A1, 1.750%, 10/25/2060(a)	5,161,796
16,400,608	Series 2023-1, Class A1, 3.750%, 1/25/2063(a)	15,592,648
	Wells Fargo Mortgage Backed Securities
5,605,377	Series 2021-2, Class A3, 2.500%, 6/25/2051(a),(b)	4,983,200
2,332,448	Series 2022-1, Class A3, 2.500%, 8/25/2051(a),(b)	2,064,946
12,080,658	Series 2022-2, Class A4, 2.500%, 12/25/2051(a),(b)	10,671,557
		612,852,149
	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
	(Cost $2,319,252,118)	2,357,697,609
	U.S. TREASURY NOTES & BONDS — 31.4%
	U.S. Treasury Note
244,500,000	3.500%, 11/30/2030	237,604,342
222,098,000	3.625%, 12/31/2030	216,853,933
817,547,000	3.750%, 1/31/2031	802,090,293
1,025,343,000	3.500%, 2/28/2031	995,223,549

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	U.S. TREASURY NOTES & BONDS (Continued)
$43,497,000	3.875%, 3/31/2031	$42,881,926
175,259,599	1.250%, 4/15/2031	169,789,484
1,077,065,000	3.875%, 4/30/2031	1,061,582,191
	TOTAL U.S. TREASURY NOTES & BONDS
	(Cost $3,575,298,393)	3,526,025,718
	TOTAL BONDS & DEBENTURES
	(Cost $10,270,064,392)	10,261,570,959

Number of Shares
	COMMON STOCKS — 1.6%
	METALS & MINING — 0.4%
39,831,957	AIPCF VIII A-BL Aggregator Cayman LP (d),(i)	49,921,392
	REAL ESTATE SERVICES — 0.1%
520,208	Copper Property CTL Pass Through Trust(d)	5,514,205
	TRANSPORTATION & LOGISTICS — 1.1%
3,806,420	PHI Group, Inc.(c),(d),(i)	121,805,440
	TOTAL COMMON STOCKS
	(Cost $125,200,428)	177,241,037
	SHORT-TERM INVESTMENTS — 6.3%
	MONEY MARKET INVESTMENTS — 0.3%
35,783,318	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.44%(j)	35,783,318

Principal Amount
	TREASURY BILLS — 6.0%
	U.S. Treasury Bill
$235,804,000	3.64%, 7/2/2026(k)	235,780,523
263,950,000	3.61%, 7/9/2026(k)	263,741,186
171,724,000	3.60%, 7/16/2026(k)	171,470,699
		670,992,408
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $706,775,726)	706,775,726

	TOTAL INVESTMENTS — 99.3%
	(Cost $11,102,040,546)	11,145,587,722
	Other Assets in Excess of Liabilities — 0.7%	79,732,402
	TOTAL NET ASSETS — 100.0%	$11,225,320,124

BDC – Business Development Company

IO – Interest Only

LLC – Limited Liability Company

LP – Limited Partnership

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

*	Non-income producing security.
(a)	Security exempt from registration under Section 4(a)(2) and/or Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,480,380,998, which represents 22.10% of Total Net Assets.
(b)	Variable or floating rate security.
(c)	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
(d)	Restricted securities. These restricted securities, most of which are considered liquid by the Adviser, are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Trustees. The total value of these securities is $283,043,456, which represents 2.52% of Total Net Assets.
(e)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(f)	Security is in default.
(g)	As of June 30, 2026, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied.
(h)	All or a portion of the loan is unfunded.
(i)	Affiliated company.
(j)	The rate is the annualized seven-day yield at period end.
(k)	Treasury bill discount rate.

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
AIPCF VIII A-BL Aggregator Cayman LP	4/18/2024	$68,316,627	$49,921,392	0.44%
Apollo Debt Solution BDC Senior Notes, 8.620%, 9/28/2028	8/10/2023	26,023,000	26,023,000	0.23%
Capstone Acquisition Holdings, Inc. Term Loan, 8.244% (1-Month Term SOFR+460 basis points), 11/12/2029	11/12/2020	18,916,597	19,388,798	0.17%
Copper Property CTL Pass Through Trust	10/5/2017	25,752,396	5,514,205	0.05%
Hlend Senior Notes, 8.170%, 3/15/2028	2/16/2023	42,500,000	42,500,000	0.38%
JC Penney Corp., Inc., 5.568% (3-Month USD Libor+425 basis points), 6/23/2027	2/3/2021	-	2,630	0.00%
Lealand Finance Company B.V. Senior Exit LC, 4.750%, 6/30/2027	2/28/2020	(6,221)	(447,108)	0.00%
McDermott Technology Americas, Inc., 7.758%, (1-Month Term SOFR+400 basis points), 12/31/2027	3/25/2024	243,397	344,555	0.00%
OCREDIT BDC Senior Notes, 7.770%, 3/07/2029	2/22/2024	12,891,000	12,891,000	0.11%
PHI Group, Inc.	8/19/2019	31,131,405	121,805,440	1.09%
Prop 2017-1A, 5.300% 3/15/2042	2/9/2017	5,337,113	5,099,544	0.05%
		$231,105,314	$283,043,456	2.52%

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Affiliated Security	Shares as of September 30, 2025	Ending Value as of September 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales Affiliated Investment	Accretion of Discount (Amortization of Premium and Return of Capital)	Change in Unrealized Appreciation (Depreciation)	Transfer In (Out)	Ending Value as of June 30, 2026	Shares as of June 30, 2026	Dividend Income From Affiliated Investments
AIPCF VIII A-BL Aggregator Cayman LP	39,831,957	$49,921,392	$-	$-	$-	$-	$-	$-	$49,921,392	39,831,957	$-
PHI Group, Inc.	3,806,420	$121,805,440	-	-	-	-	-	-	$121,805,440	3,806,420	7,803,161
Total		$171,726,832	$-	$-	$-	$-	$-	$-	$171,726,832		$7,803,161